Financial Statements Schedule I (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Accounts receivable trade, allowance	$ 47,582,216	$ 9,505,481
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	43,242,426	43,155,767
Common shares, shares outstanding	43,242,426	43,155,767
Parent Company
Balance Sheets
Accounts receivable trade, allowance	$ 8,946,661	$ 871,385
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued	43,242,426	43,155,767
Common shares, shares outstanding	43,242,426	43,155,767